Income Taxes (Schedule of Income Tax Benefit (Provision) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current, Federal			$ (149)
Current, State			(570)
Current, Total			(719)
Deferred, Federal			2,381
Deferred, State			340
Deferred, Total			2,721
Federal, Total			2,232
State, Total			230
Total	$ (4,264)	$ (248)	$ 2,002	$ (733)	$ (609)